Loans - TDR Number of Contracts Modified And Recorded Investment (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) contracts	Dec. 31, 2015 USD ($) contracts	Dec. 31, 2014 USD ($) contracts
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	97	67	86
Recorded Investment	$ 3,798,000	$ 2,854,000	$ 2,009,000
Number of Contracts | contracts	405	424	450
Total Recorded Investment Modified as TDRs During Period	$ 21,258,000	$ 23,324,000	$ 8,395,000
Leases
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	0	0	0
Recorded Investment	$ 0
Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	7	1	4
Recorded Investment	$ 419,000	$ 1,000	$ 206,000
Number of Contracts | contracts	32	39	30
Total Recorded Investment Modified as TDRs During Period	$ 8,641,000	$ 12,588,000	$ 723,000
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	5	1	1
Recorded Investment	$ 843,000	$ 626,000	$ 302,000
Number of Contracts | contracts	14	14	11
Total Recorded Investment Modified as TDRs During Period	$ 6,381,000	$ 4,160,000	$ 2,438,000
SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	0
SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	0	0	0
Number of Contracts | contracts		0	0
Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	0	0	0
Number of Contracts | contracts	2	2	2
Total Recorded Investment Modified as TDRs During Period	$ 1,143,000	$ 513,000	$ 206,000
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	0	0	0
Recorded Investment	$ 0
Number of Contracts | contracts	0	1	0
Total Recorded Investment Modified as TDRs During Period		$ 19,000
Installment
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	0	0	0
Recorded Investment	$ 0
Number of Contracts | contracts	1	0	2
Total Recorded Investment Modified as TDRs During Period			$ 56,000
Commercial
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	7	3	1
Recorded Investment	$ 848,000	$ 1,005,000	$ 3,000
Number of Contracts | contracts	11	11	9
Total Recorded Investment Modified as TDRs During Period	$ 1,122,000	$ 1,185,000	$ 866,000
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	15	12	14
Recorded Investment	$ 1,201,000	$ 682,000	$ 810,000
Number of Contracts | contracts	34	39	46
Total Recorded Investment Modified as TDRs During Period	$ 2,406,000	$ 3,254,000	$ 2,357,000
HELOC
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	0	1	2
Recorded Investment		$ 5,000	$ 160,000
Number of Contracts | contracts	13	26	10
Total Recorded Investment Modified as TDRs During Period	$ 282,000	$ 360,000	$ 326,000
Installment
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	1	2	2
Recorded Investment	$ 3,000	$ 101,000	$ 12,000
Number of Contracts | contracts	5	9	10
Total Recorded Investment Modified as TDRs During Period	$ 105,000	$ 155,000	$ 121,000
Consumer
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	293	283	330
Total Recorded Investment Modified as TDRs During Period	$ 1,178,000	$ 1,090,000	$ 1,302,000
Accruing
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	111,000	44,000	314,000
Total Recorded Investment Modified as TDRs During Period	4,628,000	11,766,000	1,946,000
Accruing | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	191,000	8,948,000	292,000
Accruing | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	3,844,000	637,000	1,184,000
Accruing | Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period		513,000
Accruing | Mortgage
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	0	19,000	0
Accruing | Installment
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	0	0	0
Accruing | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	89,000
Accruing | Mortgage
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	114,000	1,132,000	32,000
Accruing | HELOC
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	104,000	315,000	85,000
Accruing | Installment
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	102,000		109,000
Accruing | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	184,000	202,000	244,000
Nonaccrual
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	3,700,000	2,800,000	1,700,000
Total Recorded Investment Modified as TDRs During Period	16,630,000	11,558,000	6,449,000
Nonaccrual | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	8,450,000	3,640,000	431,000
Nonaccrual | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	2,537,000	3,523,000	1,254,000
Nonaccrual | Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	1,143,000		206,000
Nonaccrual | Installment
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period			56,000
Nonaccrual | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	1,033,000	1,185,000	866,000
Nonaccrual | Mortgage
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	2,292,000	2,122,000	2,325,000
Nonaccrual | HELOC
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	178,000	45,000	241,000
Nonaccrual | Installment
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	3,000	155,000	12,000
Nonaccrual | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	$ 994,000	$ 888,000	$ 1,058,000